License and Collaboration Agreements	12 Months Ended
Dec. 31, 2025
License Agreements
License and Collaboration Agreements

13. License and Collaboration Agreements

TerraPower, LLC

TerraPower Agreement

On April 4, 2024, the Company entered into an agreement with TerraPower LLC (“TerraPower”) to develop a conceptual design, refined cost/schedule/financing, risk register, and term sheet for a HALEU facility (the “TerraPower R&D Agreement”). The TerraPower R&D Agreement may be terminated for (a) breach or default, (b) the Company’s convenience or (c) TerraPower’s convenience. TerraPower is obligated to make all payments for tasks completed by the Company per the statement of work in the TerraPower R&D Agreement totaling $2.0 million and these payments are nonrefundable. Neither party has any additional rights or obligations outside what is in the statement of work in the TerraPower R&D Agreement.

On October 18, 2024, the Company and TerraPower signed a term sheet (the “TerraPower Term Sheet”) that provides for the execution of two definitive agreements: (1) an agreement pursuant to which TerraPower will provide funding for the Company’s construction of a uranium enrichment facility capable of producing HALEU using the Company’s proprietary aerodynamic separation process technology to be located in the Republic of South Africa and (2) an agreement pursuant to which the Company will deliver to TerraPower the full capacity of the enrichment facility.

The Company accounts for the TerraPower R&D Agreement in accordance with ASC 808. The Company has concluded that other authoritative accounting literature does not apply directly to these payments from TerraPower, either directly or by analogy, including ASC 606 because TerraPower is not a customer. The Company has concluded that TerraPower is not a customer because TerraPower has not contracted with the Company to obtain goods or services that are an output of the Company’s ordinary activities in exchange for consideration. The Company also has concluded that there is no other authoritative accounting literature that is appropriate to apply by analogy, and, accordingly, its accounting policy is to evaluate the income statement classification for presentation of amounts associated with each separate activity. As a result, the Company concludes that all portions of the net receivable from TerraPower are directly related to the conceptual design of the HALEU facility. Furthermore, the Company and TerraPower will jointly develop criteria for optimization of the HALEU facility’s operations. TerraPower shares the risks and rewards of designing the HALEU facility since its successful completion will enable TerraPower to purchase output from the HALEU facility in the future.

For the year ended December 31, 2024, $0.2 million has been recognized as collaboration revenue in the consolidated statements of operations and comprehensive loss. No collaboration revenue was recognized during 2025.

TerraPower Loan Agreement and HALEU Supply Agreements

In May 2025, the Company entered into the TerraPower Loan Agreement, which provides conditional commitments from TerraPower to the Company through one of its wholly-owned U.S.-based subsidiaries (“Borrower”) for a multiple advance term loan totaling $22.0 million for the purpose of partially funding the construction of a proposed new uranium enrichment facility in South

Africa. The total loan amount is inclusive of a 10% original issue discount on each disbursement and carries a fixed interest rate of 10% per annum. Per the terms of the TerraPower Loan Agreement and subject to the satisfaction of various conditions precedent to disbursements (including receiving all required licenses and permits to perform uranium enrichment in South Africa), the Company will receive aggregate loan disbursements of $20.0 million. Such loan matures on May 16, 2032. Interest will begin accruing upon each milestone disbursement received by the Company and will be added to the principal balance until November 2027. Principal and interest payments will be made in 60 equal installments beginning in November 2027. The Company plans to request drawdowns on this loan beginning in the third quarter of 2026.

In addition to the Terra Power Loan Agreement, the Company and TerraPower have entered into two supply agreements for the HALEU expected to be produced at the Company’s uranium enrichment facility. The initial core supply agreement is intended to support the supply of the required first fuel cores for the initial loading of TerraPower’s Natrium project in Wyoming. The long-term supply agreement is a 10-year supply agreement of up to a total of 150 metric tons of HALEU, commencing in 2028 through end of 2037.